Schedule of segment information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenue from External Customer [Line Items]
Revenue from external sources	$ 200,506	$ 161,548
Total revenue	200,506	161,548
Cost of sales	166,912	129,479
General and administrative	55,095	41,923
Goodwill impairment	26,910
Intangibles impairment	2,141
Depreciation and amortization	4,073	2,357
Finance costs	5,434	2,470
Income taxes	71	603
Income taxes (recovery)	71
Deferred tax recovery	(1,313)	(336)
Other expense (income)	618
Other expense		180
Net loss	(59,435)	(15,128)
Pharmacy and Sale of Pescription Drugs [Member]
Revenue from External Customer [Line Items]
Revenue from external sources	199,199	160,136
Total revenue	199,199	160,136
Cost of sales	166,683	129,229
General and administrative	53,936	40,656
Goodwill impairment	26,910
Intangibles impairment	2,141
Depreciation and amortization	4,064	2,351
Finance costs	5,430	2,469
Income taxes		517
Income taxes (recovery)	113
Deferred tax recovery	(1,313)	(336)
Other expense (income)	638
Other expense		180
Net loss	(59,403)	(14,930)
Clinical Trials [Member]
Revenue from External Customer [Line Items]
Revenue from external sources	1,307	1,412
Total revenue	1,307	1,412
Cost of sales	229	250
General and administrative	1,159	1,267
Goodwill impairment
Intangibles impairment
Depreciation and amortization	9	6
Finance costs	4	1
Income taxes		86
Income taxes (recovery)	(42)
Deferred tax recovery
Other expense (income)	(20)
Other expense
Net loss	$ (32)	$ (198)